Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 12: Subsequent Events

The Company has evaluated events subsequent through the date these consolidated financial statements have been issued, May 15, 2019, to assess the need for potential recognition or disclosure in this report. Such events were evaluated through the date these consolidated financial statements were available to be issued. Based upon this evaluation, the company has no subsequent event occurred that require recognition or disclosure in the consolidated financial statements, except for the followings:

Termination of the ADC Agreement

On April 1, 2019, the Company signed a termination and release agreement (the “ADC Termination Agreement”) with Chongqing Puxin Blockchain Technology Co., Ltd., a company organized under the laws of the People’s Republic of China (“Puxin”) to terminate the agreement previously entered into by the two companies on April 26, 2018 (the “ADC Agreement”). Under the ADC Agreement, (1) a joint venture entity Apex Data Center Inc. was incorporated to pursue the data mining operations in the state of Washington, (2) the Company was obligated to contribute the sum of $2.0 million cash in exchange for 80% of ADC’s shares of common stock to be issued, and (3) Puxin was obligated to contribute properties and services in kind (equipment, labor, professional services, etc.) for its 20% ownership in ADC. Upon signing of the ADC Termination Agreement, the Company and Puxin agreed to terminate the ADC Agreement immediately. The Companmy and Puxin also agreed to irrevocably and unconditionally release each other from any claims, charges, causes of action or any other liabilities arising out of the ADC Agreement.

The Company has evaluated events subsequent through the date these consolidated financial statements have been issued, January 11, 2019, to assess the need for potential recognition or disclosure in this report. Such events were evaluated through the date these consolidated financial statements were available to be issued. Based upon this evaluation, it was determined that no subsequent events occurred that require recognition or disclosure in the consolidated financial statements.